Significant Accounting Policies (Details 3) (USD $)	12 Months Ended			5 Months Ended	7 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2014	Dec. 31, 2014	Mar. 31, 2014	Sep. 30, 2009
Game-related service
Maximum period for recognition of revenues after purchase of in-game credits	1 month
Deferred revenue
Amortized deferred revenues	$ 11,959,000	$ 18,745,000	$ 18,745,000
Cost of revenues
Taxes assessed by governmental authority	64,000,000	50,900,000	39,500,000
Advertising expense
Advertising expenses	121,100,000	78,700,000	72,400,000
Operating leases
Maximum initial lease term of office space	6 years
Foreign currency
Foreign currency translation adjustments recorded in other comprehensive (loss)/income	(17,446,000)	21,307,000	(2,293,000)
Net foreign currency transaction gain (loss)	(2,400,000)	1,500,000	(30,000)
Comprehensive income (loss)
Period of time within which results of equity method earnings are recognized in arrears	3 months
Stock Options
Stock-based compensation
Vesting period of stock options granted	4 years
Service-based restricted share units
Stock-based compensation
Vesting period of stock options granted	4 years
Advertising
Cost of revenues
VAT and surcharges (as a percent)	6.70%
Cultural business construction fees (as a percent)	3.00%
MVAS
Non-advertising
Confirmation rate determination, number of months considered for calculation of average historical rates	6 months
MVAS revenue recognition, period of lag	1 month
MVAS revenues	27,700,000	60,300,000	69,000,000
MVAS | Other non-advertising revenues
Cost of revenues
VAT and surcharges (as a percent)					6.70%
Business tax and surcharges (as a percent)				5.60%
CRIC
Deferred revenue
Amount allocated to fair value of License Agreements							187,400,000
License Agreements, period of amortization of deferred revenue							10 years
Expanded license agreements, period of amortization of deferred revenues						10 years
Amortized deferred revenues	$ 12,000,000	$ 18,700,000	$ 18,700,000